Note 5 - Intangible Assets - Intangible Assets (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lighting patent	$ 6,797,000	$ 6,797,000	$ 6,797,000
Accumulated amortization	(1,522,244)	(1,416,041)	(991,229)
Net	$ 5,274,756	$ 5,380,959	$ 5,805,771